Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 69,765	$ 78,917
Accounts receivable, net	217,931	227,542
Related party receivables	24,721	19,872
Inventories	177,112	175,291
Deferred tax assets	28,297	28,877
Other current assets	34,168	27,105
Total current assets	551,994	557,604
Property, plant and equipment, net	160,795	160,174
Goodwill	308,675	309,102
Other intangible assets, net	393,391	399,585
Deferred financing costs, net	16,784	17,483
Other long-term assets	3,742	3,732
Total assets	1,435,381	1,447,680
Current liabilities
Accounts payable	133,347	132,803
Current maturities of long-term debt	2,485	3,177
Related party payables	581	734
Accrued expenses and other current liabilities	106,695	115,453
Total current liabilities	243,108	252,167
Long-term debt, less current maturities	690,064	690,748
Pension and other post-retirement liabilities	119,421	120,093
Deferred tax liabilities	113,820	110,965
Other long-term liabilities	2,367	2,546
Total liabilities	1,168,780	1,176,519
Contingencies - Note 10
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(10,300)	(5,243)
Accumulated other comprehensive loss	(43,137)	(43,634)
Total shareholder's equity	266,601	271,161
Total liabilities and shareholder's equity	$ 1,435,381	$ 1,447,680